PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following at December 31, 2025 and December 31, 2024, in thousands:

	December 31, 2025	December 31, 2024
Machine and equipment	$186	$188
Automobiles	—	72
Website development costs	290	290
Computer and office equipment	12	5
Software development costs	553	579
	1,041	1,134
Less accumulated depreciation	(718)	(454)
Property and equipment, net	$323	$680